Condensed financial information of Plastec Technologies, Ltd. - Statements of Cash Flows (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income / (loss)	$ (3,507)	$ 40,849	$ 177,974
Change in operating assets and liabilities
Net cash provided by/(used in) operating activities	(2,862)	(10,928)	8,314
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	29	325,413	350,655
Net cash provided by investing activities	29	325,413	350,655
Cash flows from financing activities
Dividend paid	0	(413,761)	(403,669)
Net cash used in financing activities	0	(413,761)	(403,669)
Net decrease in cash and cash equivalents	(2,833)	(87,289)	(128,942)
Cash and cash equivalents, beginning of year	185,530	272,750
Cash and cash equivalents, end of year	182,697	185,530	272,750
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	1,118	3,297	3,082
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	0	0	165,506
Parent Company [Member]
Cash flows from operating activities
Net income / (loss)	(2,939)	(8,906)	174,360
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on disposal of a subsidiary	0		(165,506)
Change in operating assets and liabilities
Prepaid expenses	(662)	273	312
Accrued liabilities	158	541	(237)
Income tax payable	632	591	4,155
Net cash provided by/(used in) operating activities	(2,811)	(7,501)	13,084
Cash flows from investing activities
Sale proceeds of disposal of a subsidiary, net	0	165,506	141,341
Net cash provided by investing activities	0	165,506	141,341
Cash flows from financing activities
Decrease/(increase) in amount due from subsidiaries	0	160,046	223,200
Dividend paid	0	(413,761)	(403,669)
Net cash used in financing activities	0	(253,715)	(180,469)
Net decrease in cash and cash equivalents	(2,811)	(95,710)	(26,044)
Cash and cash equivalents, beginning of year	152,340	248,050	274,094
Cash and cash equivalents, end of year	149,529	152,340	248,050
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	967	$ 3,042	3,019
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	$ 0		$ 165,506